Promissory Notes Payable (Details) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018	Dec. 31, 2018	Jun. 30, 2018
Promissory Notes Payable (Textual)
Aggregate gross proceeds of convertible notes payable		$ 7,205,000		$ 7,205,000
Common stock conversion price per share				$ 0.75
Term of warrants				7 years
Exercisable price per share				$ 1.65
Debt issuance costs, net		$ 6,534,400		$ 6,534,400
Interest rate		7.00%
Common shares exercisable per share				$ 1.50
Notes converted into shares of common stock	10,731,699
Loss on extinguishment of debt			$ 3,774,500
Warrant [Member]
Promissory Notes Payable (Textual)
Warrants issued to placement agent, share				804,000
Aggregate fair value of warrants				$ 200,700